Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans and leases
Loans and Leases, total	$ 1,629,939	$ 1,675,295	$ 1,727,784
Available-for-sale and other securities
Taxable	148,557	184,340	207,984
Tax-exempt	12,678	8,999	9,785
Held-to-maturity securities - taxable	50,214	24,088	11,213
Other	19,249	37,541	13,460
Total interest income	1,860,637	1,930,263	1,970,226
Interest expense
Deposits	116,241	162,167	260,052
Short-term borrowings	700	2,048	3,500
Federal Home Loan Bank advances	1,077	819	824
Subordinated notes and other long-term debt	38,011	54,705	76,680
Total interest expense	156,029	219,739	341,056
Net interest income	1,704,608	1,710,524	1,629,170
Provision for credit losses	90,045	147,388	174,059
Net interest income after provision for credit losses	1,614,563	1,563,136	1,455,111
Service charges on deposit accounts	271,802	262,179	243,507
Mortgage banking income	126,855	191,092	83,408
Trust services income	123,007	121,897	119,382
Electronic banking income	92,591	82,290	111,697
Brokerage income	69,189	72,226	80,367
Insurance income	69,264	71,319	69,470
Gain (Loss) on sale of loans	18,171	58,182	31,944
Bank owned life insurance income	56,419	56,042	62,336
Capital markets income	45,220	48,160	36,540
Net gains on sales of securities	2,220	6,388	3,682
Impairment losses recognized in earnings on available-for-sale securities	(1,802)	(1,619)	(7,363)
Other income	139,260	138,165	157,347
Total noninterest income	1,012,196	1,106,321	992,317
Personnel costs	1,001,637	988,193	892,534
Outside data processing and other services	199,547	190,255	189,174
Net occupancy	125,344	111,160	109,129
Equipment	106,793	102,947	92,544
Deposit and other insurance expense	50,161	68,330	77,692
Professional services	40,587	65,758	68,616
Marketing	51,185	64,263	65,560
Amortization of intangibles	41,364	46,549	53,318
Gains on early extinguishment of debt	0	(798)	(9,697)
Other expense	141,385	199,219	189,630
Total noninterest expense	1,758,003	1,835,876	1,728,500
Income before income taxes	868,756	833,581	718,928
Provision for income taxes	227,474	202,291	172,555
Net income	641,282	631,290	546,373
Dividends on preferred shares	31,869	31,989	30,813
Net income applicable to common shares	609,413	599,301	515,560
Average common shares - basic	834,205	857,962	863,691
Average common shares - diluted	843,974	863,402	867,624
Per common share:
Net income - basic	$ 0.73	$ 0.70	$ 0.60
Net income - diluted	$ 0.72	$ 0.69	$ 0.59
Cash dividends declared, prior period	$ 0.19	$ 0.16	$ 0.10
Impairment losses on available-for-sale securities:
Total OTTI losses	1,870	1,886	8,791
Noncredit-related portion of loss recognized in other comprehensive income	$ 68	$ 267	$ 1,428